                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------
    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belltower Advisors LLC
Address: 220 Horizon Drive, Suite 121
         Raleigh, NC 27615

Form 13F File Number: 28-13598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Corigliano
Title:   Managing Member
Phone:   919-424-6544

Signature, Place, and Date of Signing:

   /s/ Mark Corigliano            Raleigh, NC              February 14, 2011
-------------------------   ------------------------   -------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-
---------------------  ---------------------------

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $160,125
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                 Form 13F File Number               Name

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                             Belltower Advisors LLC
                 Form 13F Information Table as of December 31, 2010

ITEM 1                           ITEM 2        ITEM 3   ITEM 4    ITEM 5          ITEM 6          ITEM 7            ITEM 8
---------------------------- --------------- --------- -------- --------- ---------------------- -------- --------------------------
                                                        Value   Shares or       Investment                      Voting Authority
                                Title of       Cusip   (x1000)  Principal       Descretion
Name of Issuer                   Class         Number   Value    Amount   Sole    Shared   Other Managers    Sole   Shared   Other
---------------------------- --------------- --------- -------- --------- ----- ---------- ----- -------- --------- ------ ---------
AMERICAN SUPERCONDUCTOR CORP       COM       030111108      859    30,040   X                                30,040    0      0
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW     049164205    5,391    96,569   X                                96,569    0      0
CF INDS HLDGS INC                  COM       125269100    7,456    55,165   X                                55,165    0      0
CAMERON INTERNATIONAL CORP         COM       13342B105   10,185   200,766   X                               200,766    0      0
CUMMINS INC                        COM       231021106    5,460    49,635   X                                49,635    0      0
DOMTAR CORP                      COM NEW     257559203    6,612    87,115   X                                87,115    0      0
DRIL-QUIP INC                      COM       262037104    9,898   127,355   X                               127,355    0      0
FREEPORT-MCMORAN COPPER & GO       COM       35671D857   10,897    90,737   X                                90,737    0      0
GENERAL MOLY INC                   COM       370373102      586   160,125   X                               160,125    0      0
GLOBAL GEOPHYSICAL SVCS INC        COM       37946S107    1,149   110,689   X                               110,689    0      0
GULFPORT ENERGY CORP             COM NEW     402635304    3,897   180,000   X                               180,000    0      0
HALLIBURTON CO                     COM       406216101   11,356   278,124   X                               278,124    0      0
LYONDELLBASELL INDUSTRIES N     SHS - A -    N53745100   12,150   353,200   X                               353,200    0      0
NABORS INDUSTRIES LTD              SHS       G6359F103    7,451   317,600   X                               317,600    0      0
NEWPARK RES INC              COM PAR $.01NEW 651718504    1,202   195,085   X                               195,085    0      0
NORTH AMERN PALLADIUM LTD          COM       656912102   10,957 1,578,812   X                             1,578,812    0      0
OIL STS INTL INC                   COM       678026105    8,332   130,000   X                               130,000    0      0
PRIDE INTL INC DEL                 COM       74153Q102    4,328   131,140   X                               131,140    0      0
RESOLUTE ENERGY CORP               COM       76116a108    2,866   194,186   X                               194,186    0      0
STILLWATER MNG CO                  COM       86074Q102   15,131   708,711   X                               708,711    0      0
WALTER ENERGY INC                  COM       93317Q105   13,136   102,757   X                               102,757    0      0
WESTERN REFNG INC                  COM       959319104    9,005   851,114   X                               851,114    0      0
WILLBROS GROUP INC DEL             COM       969203108    1,821   185,414   X                               185,414    0      0

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